Guarantees, Engagements and Charges (Narrative) (Details 1) ₪ in Thousands, € in Millions, kr in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 SEK (kr)	Dec. 31, 2024 USD ($)	Dec. 09, 2024 USD ($)	Oct. 25, 2024 USD ($)	Sep. 20, 2024 USD ($)	Sep. 06, 2024 USD ($)	Dec. 28, 2023 USD ($)	Apr. 24, 2023 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 SEK (kr)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2018 ILS (₪)
Guarantee For Receiving License From Electricity Authority [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value | ₪		₪ 2,000
Emek Habacha Project [Member] | Leases Agreement [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Bank Guarantee | ₪															₪ 4,270
Emek Habacha Project [Member] | Guarantee For Receiving License From Electricity Authority [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Amount receipt of a permanent license | ₪														₪ 1,000
Guarantee Value | ₪														₪ 3,900
Emek Habacha Project [Member] | Guarantee For Receiving License From Electricity Authority [Member] | Leases Agreement [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Amount receipt of a permanent license | ₪											₪ 3,900
Ruach Beresheet Wind Project [Member] | Parasol Renewable Energy Holdings Llc [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value | ₪											₪ 5,600
Haluziot Project [Member] | Guarantee For Receiving License From Electricity Authority [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Amount receipt of a permanent license													$ 1,700,000			₪ 2,000
Salt River Project Utility [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Letter of Indemnity										$ 20,000,000
Gecama Hybrid [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value | kr			kr 1									kr 7
Gecama Hybrid [Member] | Axpo Iberia Slu [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value				$ 6,000,000
Gecama Hybrid [Member] | Epc Contractor [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value				18,500,000
Atrisco Ess Project [Member] | Sale And Purchase Agreement [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Equity commitment letter (SPA) issued									$ 350,000,000
P V And Storage Projects [Member] | Batteries And Solar Modules Supply Agreements [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value				21,500,000
Country Acres Project [Member] | Sale And Purchase Agreement [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Equity commitment letter (SPA) issued					$ 93,000,000			$ 219,000,000
Equity commitment letter (SPA 2) issued					$ 93,000,000
Crepaja Project [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value | €	€ 6
Crepaja Project [Member] | Development Services Agreement [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value													7,000,000
Crepaja Project [Member] | Share Purchase Agreement [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value													$ 36,000,000
Bjornberget Wind Project [Member] | Turbine Supplier Agreement [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Guarantee Value				$ 19,600,000
Roadrunner Project In Usa [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Solar Energy Storage Term	20-year
Roadrunner Project In Usa [Member] | Credit Agricole Corporate And Investment Bank [Member]
Guarantees contingent liabilities engagements and charges [Line Items]
Bank Guarantee						$ 5,600,000	$ 5,600,000